Identified Intangible Liabilities, Net Identified Intangible Liabilities, Net - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Identified intangible liabilities, net	$ 1,234,000		$ 1,295,000	$ 1,601,000
Amortization of identified intangible liabilities	$ 61,000	$ 92,000	$ 306,000	$ 517,000	$ 380,000
Finite lived intangible liabilities useful life	11 years 7 months 6 days		11 years 7 months 6 days	11 years 3 months 18 days
Below-market leases
Identified intangible liabilities, net	$ 1,234,000		$ 1,295,000	$ 1,601,000
Finite lived intangible liabilities accumulated amortization	$ 669,000		$ 608,000	$ 702,000